SHARE CAPITAL - Summary of number and weighted average exercise prices of share options (Details)						12 Months Ended
	Aug. 18, 2021 shares $ / shares	Aug. 16, 2021 $ / shares	Jun. 28, 2021 $ / shares	Mar. 28, 2021 $ / shares	Nov. 04, 2020 shares $ / shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2022	Mar. 31, 2022 $ / shares
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of options, beginning balance (in shares)						22,032,452			1,702,338
Number of options, granted (in shares) | shares	300,000				6,200,000	9,144,600			21,927,500
Number of options, exercised (in shares) | shares						(1,588,300)			(492,386)
Number of options, forfeited (in shares) | shares						(683,750)			(1,105,000)
Number of options, cancelled (in shares) | shares						(20,000)
Number of options, ending balance (in shares)						28,885,002	28,885,002		22,032,452
Number of options exercisable (in shares)						19,408,182	19,408,182	19,408,182		19,408,182
Weighted average exercise price, beginning balance (in dollars per share)								$ 1.01	$ 0.30
Weighted average exercise price, granted (in dollars per share)	$ 2.48	$ 2.48	$ 2.90	$ 1.36	$ 0.75			2.42	1.02
Weighted average exercise price, exercised (in dollars per share)								0.83	0.37
Weighted average exercise price, forfeited (in dollars per share)								1.55	0.37
Weighted average exercise price, cancelled (in dollars per share)								2.78
Weighted average exercise price, ending balance (in dollars per share)								$ 1.45	$ 1.01
Weighted average exercise price, exercisable (in dollars per share)											$ 1.29